Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 2,245	$ 1,579
Accounts receivable, net	1,326	1,448
Unbilled receivables, net	5,334	5,026
Inventoried costs, net	783	654
Prepaid expenses and other current assets	997	973
Total current assets	10,685	9,680
Property, plant and equipment, net of accumulated depreciation of $5,850 for 2019 and $5,369 for 2018	6,912	6,372
Operating lease right-of-use assets	1,511	0
Goodwill	18,708	18,672
Intangible assets, net	1,040	1,372
Deferred tax assets	508	94
Other non-current assets	1,725	1,463
Total assets	41,089	37,653
Liabilities
Trade accounts payable	2,226	2,182
Accrued employee compensation	1,865	1,676
Advance payments and billings in excess of costs incurred	2,237	1,917
Other current liabilities	3,106	2,499
Total current liabilities	9,434	8,274
Long-term debt, net of current portion of $1,109 for 2019 and $517 for 2018	12,770	13,883
Pension and other postretirement benefit plan liabilities	6,979	5,755
Operating lease liabilities	1,308	0
Deferred tax liabilities	0	108
Other non-current liabilities	1,779	1,446
Total liabilities	32,270	29,466
Commitments and contingencies (Note 12)
Shareholders’ equity
Preferred stock, $1 par value; 10,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock, $1 par value; 800,000,000 shares authorized; issued and outstanding: 2019—167,848,424 and 2018—170,607,336	168	171
Paid-in capital	0	0
Retained earnings	8,748	8,068
Accumulated other comprehensive loss	(97)	(52)
Total shareholders’ equity	8,819	8,187
Total liabilities and shareholders’ equity	$ 41,089	$ 37,653